NOTE 5 - STOCK OPTIONS - Stock option table (Details) (USD $)	Sep. 30, 2013
Outstanding (1)
Shares under options	4,535,714
Price per shares	$ 1
Remaining life in years	4.46
Exercisable (1)
Shares under options	4,535,714
Price per shares	$ 1
Remaining life in years	4.46
Outstanding (2)
Shares under options	212,500
Price per shares	$ 0.35
Remaining life in years	0.25
Exercisable (2)
Shares under options	212,500
Price per shares	$ 0.35
Remaining life in years	0.25
Outstanding (3)
Shares under options	100,000
Price per shares	$ 0.20
Remaining life in years	0.25
Exercisable (3)
Shares under options	100,000
Price per shares	$ 0.20
Remaining life in years	0.25
Outstanding (4)
Shares under options	200,000
Price per shares	$ 0.19
Remaining life in years	4.25
Exercisable (4)
Shares under options	737,500
Price per shares	$ 0.15
Remaining life in years	1.25
Outstanding (5)
Shares under options	737,500
Price per shares	$ 0.15
Remaining life in years	1.25
Exercisable (5)
Shares under options	300,000
Price per shares	$ 0.115
Remaining life in years	4.08
Outstanding (6)
Shares under options	300,000
Price per shares	$ 0.115
Remaining life in years	4.08
Exercisable (6)
Shares under options	150,000
Price per shares	$ 0.11
Remaining life in years	1.55
Outstanding (7)
Shares under options	150,000
Price per shares	$ 0.11
Remaining life in years	1.55
Exercisable (7)
Shares under options	7,500,000
Price per shares	$ 0.076
Remaining life in years	0.5
Outstanding (8)
Shares under options	7,500,000
Price per shares	$ 0.076
Remaining life in years	0.50